Share Capital and Share Premium	12 Months Ended
Dec. 31, 2022
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM
32.	SHARE CAPITAL AND SHARE PREMIUM

The number of shares in this Note 32 does not reflect the 1:10 reverse stock split of common stock of the Company, effective on April 26, 2023, unless elsewhere stated. It is done to make it consistent with the number of shares disclosed by the Company for prior years.

The details of the Group’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2020	3,408,646	341	11,312,643
Issuance of shares	2,491,247	249	6,257,155
Issuance of rights	-	-	7,149,995
Shares outstanding as December 31, 2021	5,899,893	590	24,719,793
Issuance of shares	54,733,443	5,473	53,239,760
Shares outstanding as December 31, 2022	60,633,336	6,063	72,959,554

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2022	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2020	3,408,646	341	$11,312,643
Issue and fully paid common shares of US$0.0001 as at December 31, 2021	5,899,893	590	$24,719,794
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	60,633,336	6,063	$72,959,554

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company’s board of directors.

On April 8, 2021, the Company issued 1,500,000 shares of our newly-designated Series A Convertible Preferred Stock to a single investor for total subscription proceeds of $1,500,000. Each Series A Convertible Preferred Stock features a stated value of $1.00 and is convertible to 1 share of our common stock at any time after 6 months from the date of issue. All shares of common stock issuable upon conversion of the Series A Preferred Stock are subject to a two-year lock-up agreement running from the initial closing of the financing.

On September 1, 2021, the Company issued 150,000 shares of our newly-designated Series C Convertible Preferred Stock to Sun Lei, our Chief Executive Officer for total subscription proceeds of $1,500,000 of a private offering. A Series C Convertible Preferred Stock features a stated value of $10.00 and is convertible to shares of our common stock on a 1 do 5 basis at any time after 6 months from the date of issue. Series C Convertible Preferred Stock votes together without common stock on an as-if-converted basis, which is not exercisable for one year, has no special dividend rights, and ranks equally to our common stock with respect to rights upon liquidation. All shares of common stock issuable upon conversion of the Series C Preferred Stock are subject to a one-year lock-up agreement running from the initial closing of the financing.

On November 1, 2021, the “Company closed the private placement offering (the “Offering”) of its newly-designated Series D Convertible Preferred Stock, par value $0.0001 per share (“Series D Convertible Preferred Stock”), in which the Company issued 100,000 shares of Series D Convertible Preferred Stock (the “Shares”) for the total gross proceeds of $3,900,000. As stated in the Certificate of Designation, shares of Series D Convertible Preferred Stock vote together with holders of shares of common stock, par value $0.0001 per share (the “Common Stock”) of the Company on an as-if-converted basis; have no special dividend right, ranks equal to the Common Stock with respect to rights upon liquidation and are convertible into shares of Common Stock on a 1 do 13 basis at any time following the issuance.

Holders of Series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock during 2021. Following table shows the changes of the preferred stock during 2021:

	Preferred A		Preferred C		Preferred D		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2020	-	-	-	-	-	-		-
New issued during the year	1,500,000	1,500,000	150,000	1,500,000	100,000	3,900,000		6,900,000
Converted to common stock	(260,000)	(260,000)	-	-	(20,000)	(780,000)		(1,040,000)
At December 31, 2021	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Changes	-	-	-	-	-	-		-
At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Common shares convertible	1,240,000	N/A	750,000	N/A	1,040,000	N/A	3,030,000	N/A

The Company classified all Preferred Shares as permanent equity in the consolidated balance sheets because they are not redeemable and convertible to common stock of the Company. The Preferred Shares are recorded initially at fair value, net of issuance costs. The Preferred Shares A, C and D can be converted into 3,030,000 shares of common stock of the Company before reverse stock split or 303,000 shares of common stock of the Company after reverse stock split effective on April 26, 2023. As the Company was in a loss in 2022, the diluted weighted averaged shares of the Company and EPS of 2022 did not include the potential conversion effect of these preferred shares.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

On February 12, 2021, the Company granted an aggregate of 674,626 shares of common stock to Mr. Yan Keyan, Co-Chairman of the Board to repurchase his loan to the Company with value of $809,551.

On March 4, 2021, the Company issued 150,000 shares @ $3.31 per share to employee for service to the Company.

On June 4, 2021, the Company issued 16,621 shares @ $2.5 per share for a legal service to the Company.

On September 7, 2021, the Company issued 650,000 registered shares of common stock @ $3.86 per share pursuant to Equity Incentive Plan to the executive officers, directors and certain employees as compensations for their services.

On October 1, 2021, the Company issued 360,000 shares @ $3.02 per share to employees for their services to the Company.

On December 8, 2021, the Company issued 120,000 shares @ $2.28 per share to employees for their compensation.

On October 19, 2021 and November 15, 2021, the Company issued 260,000 shares each for Preferred A shares and Preferred D shares conversion, respectively.

During 2021, all common shares were issued to employees, Directors and executives for their compensations and there is no vesting period. The fair value was determined based on the market price on the date of grant. All compensations are recorded as general and administrative expenses with a corresponding increase in equity.

On April 19 and 21, 2022, the Company issued 520,000 shares @ $2.64 and $2.43 per share respectively to employees for their services to the Company.

On May 6, 2022, the Company issued 200,000 shares @ $2.28 per share to an employee for his compensation.

On May 6, 2022, the Company issued 300,000 shares @ $2.28 per share to three board members in leu of their compensation.

On May 16, 2022, the Company issued 3,400,000 shares @ $1.76 per share to employees for their compensation.

On May 26, 2022, the Company issued 1,000,000 shares @ $1.47 per share to Sun Lei for her compensation.

On June 2, 2022, the Company issued 1,000,000 shares @ $1.50 per share to employees for their compensation.

On June 4, 2022, the Company issued 1,800,000 shares @ $1.18 per share to employees for their compensation.

On June 18, 2022, the Company issued 2,800,000 shares @ $1.32 per share to employees for their compensation.

On August 25, 2022, the Company issued 800,000 shares @ $1.35 per share to employees for their compensation.

On September 2, 2022, the Company issued 800,000 shares @ $1.17 per share to an employee for his compensation.

On September 9, 2022, the Company issued 800,000 shares @ $1.03 per share to an employee for his compensation.

On September 19, 2022, the Company issued 800,000 shares @ $0.88 per share to an employee for his compensation.

On November 7, 2022, the Company issued 4,000,000 shares @ $0.79 per share to employees for their compensation.

On November 14, 2022, the Company issued 5,570,000 shares @ $0.77 per share to employees for their compensation.

On November 21, 2022, the Company issued 5,510,000 shares @ $0.83 per share to employees for their compensation.

On November 28, 2022, the Company issued 4,920,000 shares @ $0.82 per share to employees for their compensation.

On December 6, 2022, the Company issued 9,999,962 shares @ $0.80 per share to employees for their compensation.

On December 19, 2022, the Company issued 10,000,000 shares @ $0.71 per share to employees for their compensation.

On September 20, 2022, the Company cancelled 6,519 shares @0.88 per share.

During 2022, all common shares were issued to employees, Directors and executives for their compensations and there is no vesting period. The fair value was determined based on the market price on the date of grant. All compensations are recorded as general and administrative expenses with a corresponding increase in equity.